Description of Business and Summary of Significant Accounting Policies - Schedule of Property, Plant, and Equipment Estimated Useful Lives (Details)	3 Months Ended
Mar. 31, 2021
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant, and equipment estimated useful lives	3 years
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant, and equipment estimated useful lives	5 years
Testing Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant, and equipment estimated useful lives	3 years
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, plant, and equipment estimated useful lives	Lesser of estimated useful life orremaining lease term
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property, plant, and equipment estimated useful lives	5 years